Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Lincoln Variable Insurance Products Trust LVIP Delaware Wealth Builder Fund Supplement Dated July 2, 2020 to the Prospectus dated May 1, 2020

This Supplement updates certain information in the Prospectus for the LVIP Delaware Wealth Builder Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Effective immediately, the Prospectus is amended as follows:

1.	The first paragraph under “Principal Investment Strategies” on page 2 is deleted in its entirety and replaced with the following:
Lincoln Investment Advisors Corporation (the “Adviser”) serves as the investment adviser to the Fund. Delaware Investments Fund Advisers (“DIFA”) serves as the Fund’s sub-adviser. In managing the Fund, DIFA may utilize sub-sub-advisers, Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Europe Limited (“MIMEL”), Macquarie Funds Management Hong Kong Limited (“MFMHKL”) and Macquarie Investment Management Austria Kapitalanlage (“MIMAK”), which are affiliates of DIFA (collectively, and including DIFA, the “Sub-Adviser”). The Sub-Adviser is responsible for the day-to-day management of the Fund.

LVIP Delaware Wealth Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Lincoln Variable Insurance Products Trust LVIP Delaware Wealth Builder Fund Supplement Dated July 2, 2020 to the Prospectus dated May 1, 2020

This Supplement updates certain information in the Prospectus for the LVIP Delaware Wealth Builder Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Effective immediately, the Prospectus is amended as follows:

1.	The first paragraph under “Principal Investment Strategies” on page 2 is deleted in its entirety and replaced with the following:
Lincoln Investment Advisors Corporation (the “Adviser”) serves as the investment adviser to the Fund. Delaware Investments Fund Advisers (“DIFA”) serves as the Fund’s sub-adviser. In managing the Fund, DIFA may utilize sub-sub-advisers, Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Europe Limited (“MIMEL”), Macquarie Funds Management Hong Kong Limited (“MFMHKL”) and Macquarie Investment Management Austria Kapitalanlage (“MIMAK”), which are affiliates of DIFA (collectively, and including DIFA, the “Sub-Adviser”). The Sub-Adviser is responsible for the day-to-day management of the Fund.